SUBSEQUENT EVENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2020 shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 EUR (€)
CaiXunHao [Member]
Subsequent Event [Line Items]
Disposal Group, Including Discontinued Operation, Revenue		¥ 16,036	$ 2,332	¥ 2,332	¥ 0
CaiXunHao [Member] | Sales Revenue, Net [Member]
Subsequent Event [Line Items]
Concentration Risk, Percentage		12.70%	12.70%	3.20%	0.00%
Multi Group [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage				93.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				7.00%		7.00%
Redeemable Noncontrolling Interest, Equity, Common, Redemption Value | €						€ 3,745
Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	7,553,980